Trade and other receivables	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Trade and other receivables [text block]
7.	Trade and other receivables

	Dec. 31, 2017	Dec. 31, 2016
Current
Trade receivables	$119,055	$85,386
Embedded derivatives - provisional pricing (note 26c)	17,427	12,538
Statutory receivables	13,961	43,808
Receivable from joint venture partners	2,808	-
Other receivables	2,271	10,835
	155,522	152,567
Non-current
Taxes receivable	14,394	12,424
Receivable from joint venture partners	16,414	18,681
Other receivables	1,651	1,543
	32,459	32,648

	$187,981	$185,215

As at December 31, 2017, $10,905 (December 31, 2016 - $42,273) of the current statutory receivables relates to refundable sales taxes in Peru that Hudbay Peru has paid on capital expenditures and operating expenses.

The non-current receivable from joint venture partners is for the Group’s joint venture partner for the Rosemont project in Arizona.